Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of detailed information for equipment
Leasehold improvements	Straight line over lease term
Office equipment	Double declining rate of 30%
Office furnishings	Double declining rate of 20%
Right of use	Straight line over lease term